Goodwill and other intangible assets	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Goodwill and other intangible assets
13. Goodwill and other intangible assets

				Management	Other
	Goodwill	Brands	Software	agreements	intangibles	Total
	$m	$m	$m	$m	$m	$m
Cost

At 1 January 2019	455	250	781	77	18	1,581

Acquisition of businesses (note 11)	70	189	—	45	—	304

Additions	4	—	98	—	6	108

Capitalised interest	—	—	5	—	—	5

Disposals	—	—	(22)	—	—	(22)

Exchange and other adjustments	—	—	2	—	(1)	1

At 31 December 2019	529	439	864	122	23	1,977

Additions	—	—	50	—	2	52

Disposals	—	—	(29)	—	—	(29)

Exchange and other adjustments	8	—	1	—	—	9

At 31 December 2020	537	439	886	122	25	2,009

Amortisation and impairment

At 1 January 2019	(142)	—	(281)	(10)	(5)	(438)

Provided	—	—	(35)	(3)	(2)	(40)

System Fund expense	—	—	(46)	—	(1)	(47)

Impairment charge	(49)	—	—	(50)	—	(99)

Disposals	—	—	22	—	—	22

Exchange and other adjustments	1	—	—	—	—	1

At 31 December 2019	(190)	—	(340)	(63)	(8)	(601)

Provided	—	—	(36)	(1)	(1)	(38)

System Fund expense	—	—	(51)	—	(2)	(53)

Impairment charge	—	—	—	(48)	—	(48)

System Fund impairment charge	—	—	(4)	—	—	(4)

Disposals	—	—	29	—	—	29

Exchange and other adjustments	(1)	—	—	—	—	(1)

At 31 December 2020	(191)	—	(402)	(112)	(11)	(716)

Net book value

At 31 December 2020	346	439	484	10	14	1,293

At 31 December 2019	339	439	524	59	15	1,376

At 1 January 2019	313	250	500	67	13	1,143

Goodwill and brands
Allocation of goodwill and brands to CGUs
The Group’s CGUs are consistent with prior years; however, the level at which goodwill is monitored by management has changed to the Group’s operating segments, namely Americas, EMEAA and Greater China. This better reflects (i) how the Group’s performance is monitored, including the measurement of overheads at a regional level with no measurement at any lower level, and (ii) how management executes on its regional strategies. Both of these factors have become more pronounced in the year as a result of historic lows in occupancy levels, the termination of the SVC portfolio of management agreements (see page 137), and the corporate reorganisation. In addition to changing the level at which goodwill is tested, the same approach has been applied to the Group’s brands with indefinite lives; testing brands at the same level goodwill is allocated is consistent year on year. Prior to making this change, management reconfirmed each of the brands, which relate to the Group’s luxury and lifestyle portfolio, have indefinite lives and continue to form an integral part of the Group’s strategy. Under the prior methodology, the CGU with the smallest headroom was Americas Managed; impairment tests were performed using the prior methodology (i.e. with no aggregation of CGUs) using the Base Case scenario (see below) and the Downside Case scenario (see page 133). No impairment arose under either scenario.

The table below summarises the movements in the carrying value of goodwill and brands and the final allocation for impairment testing purposes as at 31 December 2020.

Goodwill and brands	At 1 January 2020 $m	Additions $m	Reallocation $m	Exchange differences $m	Impairment $m	At 31 December 2020 $m
Americas Managed	384	—	(384)	—	—	—

Americas Franchised	37	—	(37)	—	—	—

Americas (group of CGUs)	—	—	421	—	—	421

EMEAA - Europe Managed	94	—	(94)	—	—	—

EMEAA - Europe Franchised	10	—	(10)	—	—	—

EMEAA - rest of region	228	—	(228)	—	—	—

EMEAA (group of CGUs)	—	—	332	7	—	339

Greater China	25	—	—	—	—	25

	778	—	—	7	—	785

Goodwill and brands	At 1 January 2019 $m	Additions $m	Reallocation $m	Exchange differences $m	Impairment $m	At 31 December 2019 $m
Americas Managed	272	112	—	—	—	384

Americas Franchised	37	—	—	—	—	37

EMEAA - Europe Managed	42	52	—	—	—	94

EMEAA - Europe Franchised	10	—	—	—	—	10

EMEAA - rest of region	136	92	—	—	—	228

Greater China	18	7	—	—	—	25

UK portfolio	—	—	49	—	(49)	—

Unallocated	48	—	(49)	1	—	—

	563	263	—	1	(49)	778
Impairment testing of goodwill and brands (excluding the UK portfolio)
The recoverable amounts of the CGUs, or groups of CGUs, have been determined from value in use calculations. The key assumption is RevPAR growth and the expected recovery period (see page 135). Cash flows beyond the five-year period are extrapolated using terminal growth rates that do not exceed the average long-term growth rates for the relevant markets. A 10% contingency factor is applied to reduce all cash flow projections before being discounted using pre-tax
rates that are based on the Group’s weighted average cost of capital adjusted to reflect the risks specific to the business model and territory of the CGU being tested.

The weighted average terminal growth rates and
pre-tax
discount rates used, which are considered to be key assumptions, are as follows:

	2020		2019 a
	Terminal growth rate %	Pre-tax discount rate %	Terminal growth rate %	Pre-tax discount rate %
Americas	1.7	8.5	1.9	8.8

EMEAA	1.9	12.1	2.1	9.1

Greater China	2.5	13.3	2.5	10.8

a	Re-presented to reflect the weighted average terminal growth rates and pre-tax discount rates applied across the groups of CGUs.
The recoverable amounts of the CGUs, or groups of CGUs, exceeded their carrying value such that no impairment has arisen.
The recoverable amounts of the CGUs, or groups of CGUs, have also been calculated for the Downside Case scenario (see page 133) with no impairment arising.
UK portfolio
For impairment testing of the UK portfolio, which is reported within the EMEAA reportable segment, each hotel is deemed to be a CGU. The 12 individual hotels are treated as a group for impairment testing of goodwill, as goodwill cannot be allocated to individual hotels other than on an arbitrary basis. Impairment charges in 2019 and 2020 are summarised in note 6, with the key assumptions detailed on page 135.
Software
Software includes $274m relating to the development of the next-generation Guest Reservation System with Amadeus. Of this amount, $141m relating to Phase 2 of the project is not yet being amortised as it has not been completed; the project is expected to complete and commence amortisation in the first half of 2021. Phase 1 is being amortised over 10 years, with eight years remaining at 31 December 2020, reflecting the Group’s experience of the long life of guest reservation systems and the initial term over which the Group is party to a technology agreement with Amadeus.
Substantially all software additions are internally developed. Individual assets were reviewed for impairment in the year, with $4m impairment charged to the System Fund relating to projects which are no longer expected to complete.
Management agreements
Management agreements relate to contracts recognised at fair value on acquisition. The weighted average remaining amortisation period for all management agreements is 18 years (2019: 26 years).
2020 impairment testing of management agreements
The impairment charge of $48m relates to the Kimpton ($5m), Regent ($2m) and Six Senses ($41m) management agreement portfolios acquired in 2015, 2018 and 2019 respectively. The key assumption is RevPAR growth (detailed on page 135). Cash flows beyond the five-year period are extrapolated using long-term growth rates that do not exceed the average long-term growth rates for the relevant markets. Contracts were valued at the higher of value in use and fair value less costs of disposal, using discounted cash flow techniques that measure the present value of projected income flows. Where the recoverable amount is measured at fair value, this is categorised as a Level 3 fair value measurement.

Management agreement portfolios	Region	Basis of recoverable amount	Recoverable amount $m	Long- term growth rate %	Pre-tax discount rate %
Kimpton	Americas	Value in use	4	1.7	8.4

Regent	Greater China	Value in use	3	2.0-4.6	7.0-15.9

Six Senses (open hotels)	EMEAA	Fair value less costs of disposal	–	2.0	8.9-14.7

	Greater China	Fair value less costs of disposal	—	2.0	9.9

Six Senses (pipeline)	Americas	Value in use	1	2.0	9.8

	EMEAA	Value in use	2	2.0	8.9

	Greater China	Value in use	–	2.0	8.5

Sensitivities relating to the Six Senses portfolio are detailed on page 136. The recoverable amount of management agreements is $10m which is the maximum sensitivity to further impairment.
2019 impairment testing of management agreements
The 2019 impairment charge of $50m related to the Kimpton management agreement portfolio acquired in 2015 and arose from revised expectations regarding future trading, the rate of hotel exits and the cost of retaining hotels in the portfolio. The recoverable amount was based on value in use calculations using management fee projections based on near-term industry projected growth rates for the sector and were discounted at a rate of 8.0%.